Trading securities and financial assets measured at FVIS (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Trading securities and financial assets measured at FVIS
Trading securities	$ 17,096	$ 12,946
Reverse repurchase agreements	12,054	8,988
Other financial assets measured at FVIS	1,357	2,398
Total trading securities and financial assets measured at FVIS	30,507	24,332
Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	10,808	7,026
Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	5,835	5,173
Other financial assets measured at FVIS	1,351	2,391
Equity securities
Trading securities and financial assets measured at FVIS
Trading securities	5
Other financial assets measured at FVIS	6	7
Other
Trading securities and financial assets measured at FVIS
Trading securities	448	747
Parent Entity
Trading securities and financial assets measured at FVIS
Trading securities	14,660	11,081
Reverse repurchase agreements	12,013	8,988
Other financial assets measured at FVIS	1,314	2,348
Total trading securities and financial assets measured at FVIS	27,987	22,417
Parent Entity | Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	9,772	6,159
Parent Entity | Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	4,435	4,175
Other financial assets measured at FVIS	1,310	2,342
Parent Entity | Equity securities
Trading securities and financial assets measured at FVIS
Trading securities	5
Other financial assets measured at FVIS	4	6
Parent Entity | Other
Trading securities and financial assets measured at FVIS
Trading securities	$ 448	$ 747